Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments for Operating Leases	Future minimum lease payments for its operating leases as of March 31, 2015 are as follows:

Years Ending December 31,
2015	$604
2016	820
2017	676
2018	262

Total	$2,362

Future minimum lease payments for its operating leases as of December 31, 2014 are as follows:

Years Ending December 31,
2015	$802
2016	820
2017	676
2018	262

Total	$2,560